Discontinued Operations (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,159,000
Income from discontinued operations	260,000
Provision for income taxes	96,000	306,812,000	123,605
Net income	164,000
Basic and diluted income per share attributable to discontinued operations:
Net income per share		$ 0.17	$ 0.03
MidMarket Capital Partners LLC and PNC Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		3,050,128	146,036
Income from discontinued operations		539,616	46,598
Gain on sale of subsidiary		349,064
Provision for income taxes		330,000
Net income		$ 549,922	$ 46,598
Basic and diluted income per share attributable to discontinued operations:
Net income per share		$ 0.17	$ 0.13